UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                             [   ] adds new holdings entries.

Investment Manager Filing this Report:

Name:         Rayner Associates, Inc.
Address: 655 Redwood Highway
         Suite 370
         Mill Valley, California 94941

13F File Number:  28-6446

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Arno A. Rayner
Title:   President
Phone:   415-332-7433
Signature, Place, and Date of Signing:

Arno A. Rayner          Mill Valley, California       February 11, 2000

Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     76

FORM 13F INFORMATION TABLE VALUE TOTAL:     177390

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    COM              001055102     1331    28200 SH
     SOLE                    28200
AT&T Corp.                     COM              001957109     1271    25010 SH
     SOLE                    25010
Abbott Labs                    COM              002824100     1100    30300 SH
     SOLE                    30300
American International Group   COM              026874107     2888    26714 SH
     SOLE                    26714
Amgen Inc.                     COM              031162100      333     5545 SH
     SOLE                     5545
Automatic Data Processing      COM              053015103     4229    78500 SH
     SOLE                    78500
Bank Of America Corp.          COM              060505104      970    19320 SH
     SOLE                    19320
Bell Atlantic Corp.            COM              077853109      735    11934 SH
     SOLE                    11934
BellSouth Corp.                COM              079860102      542    11576 SH
     SOLE                    11576
Best Buy Co.                   COM              086516101      240     4775 SH
     SOLE                     4775
Bristol Myers Squibb           COM              110122108     4224    65800 SH
     SOLE                    65800
Cardinal Health, Inc.          COM              14149Y108      244     5100 SH
     SOLE                     5100
Chevron                        COM              166751107     1866    21540 SH
     SOLE                    21540
Cintas Corp.                   COM              172908105     3427    64500 SH
     SOLE                    64500
Cisco Systems                  COM              17275R102    11271   105214 SH
     SOLE                   105214
Citigroup Inc.                 COM              172967101     1985    35637 SH
     SOLE                    35637
Coastal Corp                   COM              190441105      638    18000 SH
     SOLE                    18000
Coca-Cola                      COM              191216100      647    11100 SH
     SOLE                    11100
Colgate - Palmolive            COM              194162103     3096    47625 SH
     SOLE                    47625
Computer Associates            COM              204912091      525     7500 SH
     SOLE                     7500
Conoco Inc. - B                COM              208251405      228     9176 SH
     SOLE                     9176
Danaher Corp.                  COM              235851102     1086    22500 SH
     SOLE                    22500
Dell Computer Corp.            COM              247025109     1047    20525 SH
     SOLE                    20525
Disney Co.                     COM              254687106      243     8300 SH
     SOLE                     8300
Dollar General                 COM              256669102     2201    96739 SH
     SOLE                    96739
Dow Chemical                   COM              260543103      395     2954 SH
     SOLE                     2954
Du Pont                        COM              263534976      381     5789 SH
     SOLE                     5789
Emerson Electric               COM              291011104      229     4000 SH
     SOLE                     4000
Exxon Mobil Corp.              COM              30231G102     6228    77308 SH
     SOLE                    77308
Fannie Mae                     COM              313586109     3673    58825 SH
     SOLE                    58825
Finova Group, Inc.             COM              317928109     2022    56950 SH
     SOLE                    56950
Fiserv, Inc.                   COM              337738108     3628    94700 SH
     SOLE                    94700
GTE Corp.                      COM              362320103     1207    17100 SH
     SOLE                    17100
Gap, Inc.                      COM              364760108     1389    30193 SH
     SOLE                    30193
General Electric               COM              369604103    13620    88010 SH
     SOLE                    88010
Gillette                       COM              375766102      832    20200 SH
     SOLE                    20200
HRPT Properties Trust          COM              40426W101      103    11400 SH
     SOLE                    11400
Hewlett-Packard Co.            COM              428236103      364     3200 SH
     SOLE                     3200
Home Depot                     COM              437076102     4398    63965 SH
     SOLE                    63965
Infinity Broadcasting          COM              45662S102     1084    29950 SH
     SOLE                    29950
Innkeepers USA Trust           COM              4576J0104      111    13500 SH
     SOLE                    13500
Intel Corp.                    COM              458140100     5999    72876 SH
     SOLE                    72876
International Business Machine COM              459200101     8356    77463 SH
     SOLE                    77463
Johnson & Johnson              COM              478160104     5606    60119 SH
     SOLE                    60119
KLA - Tencor Corp.             COM              482480100      557     5000 SH
     SOLE                     5000
Lucent Technologies, Inc.      COM              549463107     9598   127979 SH
     SOLE                   127979
McDonalds                      COM              580135101      270     6700 SH
     SOLE                     6700
Merck                          COM              589331107     3857    57400 SH
     SOLE                    57400
Microsoft                      COM              594918104     8115    69510 SH
     SOLE                    69510
Morgan Stanley, Dean Witter Di COM              617446448     6220    43576 SH
     SOLE                    43576
Nextel Communications Inc. - A COM              65332V103     2651    25705 SH
     SOLE                    25705
Nokia Corp.                    COM              654902204     4280    22400 SH
     SOLE                    22400
Omnicom Group, Inc.            COM              681919106     1256    12565 SH
     SOLE                    12565
Oracle Systems                 COM              68389X105     7011    62561 SH
     SOLE                    62561
Pepsico                        COM              713448108     1061    30100 SH
     SOLE                    30100
Pfizer Inc.                    COM              717081103     2791    86035 SH
     SOLE                    86035
Procter & Gamble               COM              742718109     4477    40860 SH
     SOLE                    40860
SBC Communications             COM              78387G103     1418    29093 SH
     SOLE                    29093
Safeway                        COM              786514208     2559    71585 SH
     SOLE                    71585
Sara Lee                       COM              803111103      254    11525 SH
     SOLE                    11525
Schering-Plough                COM              806605101     1070    25250 SH
     SOLE                    25250
Siebel Systems, Inc.           COM              826170102     2068    24625 SH
     SOLE                    24625
Staples Inc.                   COM              855030102     3189   153700 SH
     SOLE                   153700
Sun Microsystems               COM              866810104      214     2760 SH
     SOLE                     2760
Tellabs, Inc.                  COM              879664100      347     5400 SH
     SOLE                     5400
Tiffany & Co                   COM              886547108      654     7325 SH
     SOLE                     7325
U.S. Bancorp                   COM              902973106      787    33035 SH
     SOLE                    33035
Viacom A                       COM              925524100      361     5975 SH
     SOLE                     5975
Wal Mart                       COM              931142103      489     7075 SH
     SOLE                     7075
Walgreen                       COM              931422109     2069    70720 SH
     SOLE                    70720
Warner-Lambert                 COM              934488107     1151    14050 SH
     SOLE                    14050
Wells Fargo                    COM              949746101      291     7185 SH
     SOLE                     7185
Westamerica Bancorporation     COM              957090103      251     9000 SH
     SOLE                     9000
Williams Companies, Inc.       COM              969457100      605    19800 SH
     SOLE                    19800
Xerox                          COM              984121103     1310    57738 SH
     SOLE                    57738
Felcor Lodging Tr $1.95 Ser  A                  31430F200      172    11100 SH
     SOLE                    11100